Other Investments (Summarized financial information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, All Other Investments [Abstract]
Total assets	$ 2,803,411	$ 3,597,587
Total liabilities	683,079	768,622
Noncontrolling interests	23,544	19,208
Total equity	2,096,788	2,809,757
Revenues	272,281	481,224	$ 626,039
Expenses	(227,720)	(245,968)	(185,603)
Net income attributable to parent entities	$ 42,209	$ 234,529	$ 440,210